FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of fair value of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants Liabilities
Fair value of financial liabilities
Financial liabilities	$ 0	$ 0	$ 1,392
Price adjustment shares
Fair value of financial liabilities
Financial liabilities	114	19,898
Recurring | Level 3
Fair value of financial liabilities
Financial liabilities	28,252	20,305
Recurring | Warrants Liabilities | Level 3
Fair value of financial liabilities
Financial liabilities	0	0
Recurring | SPAC public warrant | Level 3
Fair value of financial liabilities
Financial liabilities	0	286
Recurring | SPAC private warrant | Level 3
Fair value of financial liabilities
Financial liabilities	0	121
Recurring | Advanced payments from MDA against future orders | Level 3
Fair value of financial liabilities
Financial liabilities	28,138	0
Recurring | Price adjustment shares | Level 3
Fair value of financial liabilities
Financial liabilities	$ 114	$ 19,898